Stockholders' Equity and Accumulated Other Comprehensive Income (Loss) - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stockholders' equity
Beginning balance	$ 136,085	$ 127,411
Other comprehensive income (loss), before reclassifications	(4,430)	9,447
Amounts reclassified from accumulated other comprehensive income (loss)	6,100	13,277
Other comprehensive income, before tax	1,670	22,724
Income tax expense	(351)	(4,772)
Other comprehensive income, net of tax	1,319	17,952
Ending balance	149,547	136,085
Unrealized Income (Loss) on Securities
Stockholders' equity
Beginning balance	(21,461)	(36,657)
Other comprehensive income (loss), before reclassifications	(3,740)	10,087
Amounts reclassified from accumulated other comprehensive income (loss)	0	9,148
Other comprehensive income, before tax	(3,740)	19,235
Income tax expense	785	(4,039)
Other comprehensive income, net of tax	(2,955)	15,196
Ending balance	(24,416)	(21,461)
Unrecognized Net Pension and Postretirement Costs
Stockholders' equity
Beginning balance	7,699	4,943
Other comprehensive income (loss), before reclassifications	(690)	(640)
Amounts reclassified from accumulated other comprehensive income (loss)	6,100	4,129
Other comprehensive income, before tax	5,410	3,489
Income tax expense	(1,136)	(733)
Other comprehensive income, net of tax	4,274	2,756
Ending balance	11,973	7,699
Accumulated Other Comprehensive Income (Loss)
Stockholders' equity
Beginning balance	(13,762)	(31,714)
Ending balance	$ (12,443)	$ (13,762)